Business Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring charges recognized	$ 221.6	$ 47.3	$ 16.1